COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 3:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Charges:

As collateral for its liabilities, the Company has recorded floating charges on all of its assets, including the intellectual property and equipment, in favor of banks.

b.	Collateral:

1.	To secure Shagrir's obligations for providing services to several of its customers, Shagrir provided such customers with a bank guarantee in the amount of about $ 3,196, in effect until April 2017.

2.	The Company obtained bank guarantees in the amount of $ 108 in favor of its lessor and customs.

3.	As of June 30, 2013, the use of $ 98 has been restricted following B.C.R.A. (Central Bank of Argentina) regulations.

c.	Royalties:

The Company has undertaken to pay royalties to the BIRD Foundation ("BIRD"), at the rate of 5% on sales proceeds of products developed with the participation of BIRD up to the amount received, linked to the U.S. dollar. The contingent obligation as of June 30, 2013 is $ 2,473. No royalties were accrued or paid during 2013 and 2012.

d.	Litigation:

As of June 30, 2013, several claims were filed against Shagrir, mainly by customers. The claims are in an amount aggregating to approximately $ 341. The substance of the claims is the malfunction of Shagrir's products, which occurred during the ordinary course of business. Shagrir's management, based on the opinion of its legal counsel, is of the opinion that no material costs will arise to Shagrir in respect to these claims. Therefore, Shagrir has not recorded any provision regarding these claims.

e.	Commitments:

1.
The Company and DBSI Investments Ltd. ("DBSI"), an equity owner in the Company (see Note 6), have entered into a management services agreement pursuant to which DBSI shall provide management services in consideration of annual management fees of $ 180 for a period of three years commencing on August  1, 2011.

2.
During 1998, the Company entered into an agreement with Shagrir, for the supply of the services and equipment required to set up reception bases to be positioned throughout Israel. An addendum to the agreement was entered into in 2004 (the "First Addendum"). The agreement was for a period of 10 years with an option to extend it by an additional 10 years. During 2008, the Company and Shagrir entered into a second addendum to the agreement that extended the agreement by a period of 5 years, until 2013. The Company and Shagrir will negotiate to renew the agreement prior to its expiry during 2013

3.
Shagrir entered into a management services agreement with its shareholders, pursuant to which the shareholders will grant management services to the Shagrir, in consideration of NIS 1 million per year. This amount is split between the Company (NIS 0.12 million) and the other shareholders of Shagrir.

f.	Covenants:

In respect of the bank loans provided to the Company for the purpose of funding the 2007 acquisition transaction, pursuant to which the Company acquired Cellocator, the Company is required to meet certain financial covenants as follows:

1.	The ratio of the shareholders' equity to the total consolidated assets will not be less than 20% and the shareholders' equity will not be less than $ 20,000, starting December 31, 2007.

2.
The ratio of the Company and its subsidiaries' debt (debt to banks, convertible debenture and loans from others that are not subordinated to the bank less cash) to the annual EBITDA will not exceed 5 in 2008, 4.5 in 2009 and 4 in 2010 and thereafter.

3.
The ratio of the Company's debt (debt to banks, convertible debenture and loans from others was not subordinated to the bank less cash) to the annual EBITDA will not exceed 4 in 2008, 3.5 in 2009 and 2.5 in 2010 and thereafter.

As of June 30, 2013 the Company is in compliance and expects to remain in compliance with the financial covenants of our credit facilities in 2013.

Under the credit facility (in respect of the loans denominated in NIS) from the bank, Shagrir is required to meet financial covenants.

The financial covenants are:

1.	The ratio of the debt to the bank to the annual EBITDA will not exceed 5.5.

2.	The ratio of the annual EBITDA to the current maturities (the loan principal plus interest) of long-term loans from the bank will not be less than 1, at any time.

3.	The shareholders' equity, including loans from shareholders, will not be less than NIS 50 million, at any time

4.
Shagrir will not decide on any distribution of dividends in Shagrir without prior written consent from the bank. Shagrir received such consent from the bank prior to its dividend distribution in May and September 2009.

As of June 30, 2013, Shagrir is in compliance and expect to remain in compliance with the financial covenants of its credit facility in 2013.

g.
In December 2011 one of the Company's Argentinean subsidiaries received a notification from the C.N.C. (Telecommunication Authority Agency) stating that the subsidiary is subject to a new tax (1% over sales related to data transmission) that had not been applicable to the subsidiary in the past.

As of the issuance of these financial statements, the subsidiary had only answered this notification but plans to appeal in the near future. Nonetheless, management has recorded a provision for the full amount (i.e capital plus interest for $193) that were recorded as of June 30, 2013.